Stockholders’ Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Equity [Abstract]
Stockholders’ Equity

Note 7 - Stockholders’ Equity

Preferred Stock

Adhera has authorized 100,000 shares of preferred stock for issuance and has designated 1,000 shares as Series B Preferred Stock (“Series B Preferred”) and 90,000 shares as Series A Junior Participating Preferred Stock (“Series A Preferred”). As of December 31, 2021 and September 30, 2022, no shares of Series A Preferred or Series B Preferred are outstanding. In March 2014, Adhera designated 1,200 shares as Series C Convertible Preferred Stock (“Series C Preferred”). In August 2015, Adhera designated 220 shares as Series D Convertible Preferred Stock (“Series D Preferred”). In April 2018, Adhera designated 3,500 shares of Series E Convertible Preferred Stock (“Series E Preferred”). In July 2018, Adhera designated 2,200 shares of Series F Convertible Preferred Stock (“Series F Preferred”). In December 2019, Adhera designated 6,000 shares of Series G Convertible Preferred Stock (“Series G Preferred”). The Company plans to file a certificate of elimination with respect to the Series A Preferred and Series B Preferred and a certificate of decrease with respect to each of its Series C, D and F Preferred stock. As of September 30, 2022, the Company had not filed the certificate of elimination. Each subsequent designated series of preferred stock has liquidation preference over the previous series.

Series C Preferred

Each share of Series C Preferred has a stated value of $5,000 per share, has a $5,100 liquidation preference per share, has voting rights of 33.33 votes per share, and is convertible into shares of common stock at a conversion price of $150.00 per share.

As of September 30, 2022, and December 31, 2021, 100 shares of Series C Preferred were outstanding.

Series D Preferred

Each share of Series D Preferred has a stated value of $5,000 per share, has a liquidation preference of $300 per share, has voting rights of 62.5 votes per share and is convertible into shares of common stock at a conversion price of $80.00 per share. The Series D Preferred has a 5% stated dividend rate when, and if declared by the Board of Directors, is not redeemable and has voting rights on an as-converted basis.

As of September 30, 2022, and December 31, 2021, 40 shares of Series D Preferred were outstanding.

ADHERA THERAPEUTICS, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

For the Three and Nine Months Ended September 30, 2022

(Unaudited)

Series E Convertible Preferred Stock and Warrants

The Series E Preferred Stock has a stated value of $5,000 per share and accrues 8% dividends per annum that are payable in cash or stock at the Company’s discretion. The Series E Preferred has voting rights, dividend rights, liquidation preferences, conversion rights at the option of the holder and anti-dilution rights. Series E Preferred stock is convertible into shares of common stock at $10.00. Anti-dilution price protection on Series E Preferred stock expired on February 10, 2020. Warrants issued with Series E Convertible Preferred Stock have anti-dilution price protection, are exercisable for a period of five years, and contain customary exercise limitations.

On March 19, 2021, the exercise price of the Series E warrants was adjusted from $10.00 to $1.00 per share upon the conversion of $25,900 debt for 25,900 shares common stock. The Company recorded approximately $390,000 as a deemed dividend based upon the change in fair value of the Series E Preferred stock warrants using a binomial valuation model. The Company used a risk-free rate of 0.16%, volatility of 262.27%, and expected term of .41 to .43 years in calculating the fair value of the warrants.

As of May 17, 2021, the three-year anniversary of the closing of the Series E Preferred stock offering, all outstanding Series E Preferred stock were convertible by the Company into common stock.

On June 8, 2021, an investor converted 8 shares of Series E Preferred and accrued dividends of approximately $10,000 into 5,051 shares of common stock. In addition, the Company issued 2,679 shares of common stock to the investor for a cashless exercise of 3,750 warrants.

On July 30, 2021, an investor converted 50 shares of Series E Preferred stock with a state value of $250,000 into 25,000 shares of common stock.

On October 4, 2021, the Company issued 12,777 shares of common stock upon the conversion of 20 shares Series E Preferred stock including accrued dividends of $27,770.

On October 5, 2021, the Company issued 19,271 shares of common stock upon the conversion of 30 shares of Series E Preferred stock including accrued dividends of $42,707.

On October 8, 2021, the Company issued 2,571 shares of common stock upon the conversion of 4 shares of Series E Preferred stock including accrued dividends of $5,707.

On October 12, 2021, the Company issued 3,216 shares of common stock upon the conversion of 5 shares of Series E Preferred stock including accrued dividends of $7,156.

On November 23, 2021, the Company issued 9,665 shares of common stock upon the conversion of 15 shares of Series E Preferred stock including accrued dividends of $21,649.

On January 27, 2022, the exercise price of the Series E warrants was adjusted to $0.78 per share as a result of a convertible note exercise at $0.78 per share.

On May 17, 2022, the Company effected the conversion of 3,059 shares of Series E Preferred stock and accrued dividends of approximately $5.1 million into 2,035,306 shares of unregistered common stock at a conversion price of $10.00 per share in accordance with the conversion provisions of the certificate of designation.

As of September 30, 2022, the Company had a total of 1,453,028 warrants issued with Series E Preferred stock outstanding. The warrants expire in 2023 and have an exercise price of $0.78.

The Company had accrued dividends on the Series E Preferred stock of approximately $453,000 and $5.0 million, as of September 30, 2022, and December 31, 2021, respectively.

As of September 30, 2022, and December 31, 2021, there were 267 and 3,326 Series E shares outstanding, respectively.

Series F Convertible Preferred Shares and Warrants

The Series F Preferred Stock has a stated value of $5,000 per share and accrues 8% dividends per annum that are payable in cash or stock at the Company’s discretion. The Series F Preferred has voting rights, dividend rights, liquidation preferences, conversion rights at the holders option and anti-dilution rights. Series F Preferred stock is convertible into shares of common stock at $10.00. Anti-dilution price protection on Series F Preferred stock expired on February 10, 2020. Warrants issued with Series F Convertible Preferred Stock have anti-dilution price protection, are exercisable for a period of five years, and contain customary exercise limitations.

ADHERA THERAPEUTICS, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

For the Three and Nine Months Ended September 30, 2022

(Unaudited)

On March 19, 2021, the exercise price of the Series F warrants was adjusted from $10.00 to $1.00 upon the conversion of $25,900 of debt for 25,900 shares of common stock. The Company recorded approximately $31,000 as a deemed dividend based upon the change in fair value of the Series F Preferred stock using a binomial valuation model. The Company used a risk-free rate of 0.16%, volatility of 262.27%, and an expected term of .46 to .53 years in calculating the fair value of the warrants.

On October 15, 2021, the Company issued 1,853 shares of common stock upon the conversion of 3 shares of Series F Preferred stock and including total accrued dividends of $3,521.

As of November 9, 2021, three-year anniversary of the closing of the Series F Preferred stock offering, all outstanding Series F Preferred stock and accrued dividends became convertible by the Company into common stock upon written notification being provided by the Company to stockholders.

On January 27, 2022, the exercise price of the Series F warrants was adjusted to $0.78 per share as a result of a convertible note exercise at $0.78 per share.

On May 17, 2022, the Company effected the conversion of 358 shares of Series F Preferred stock and accrued dividends of approximately $541,000 into 233,127 shares of unregistered common stock at a conversion rate of $10.00 per share in accordance with the conversion provisions of the certificate of designation.

As of September 30, 2022, the Company had a total of 154,425 Series F Preferred stock warrants outstanding. The warrants expire in 2023.

The Company had accrued dividends on the Series F Preferred stock of approximately $448,000, as of December 31, 2021. No dividends were accrued as of September 30, 2022.

At September 30, 2022 and December 31, 2021, there were zero shares and 358 Series F Preferred shares outstanding, respectively.

Series G Convertible Preferred Shares

The Series G Preferred Stock has a stated value of $5,000 per share and accrues 8% dividends per annum that are payable in cash or stock at the Company’s discretion. The Series G Preferred has voting rights, dividend rights, liquidation preferences, conversion rights and anti-dilution rights. Series G Preferred stock is convertible into shares of common stock at $10.00.

As of September 30, 2022, no Series G Preferred Stock has been issued by the Company.

Common Stock

On June 8, 2021, an investor converted 8 shares of Series E Preferred and accrued dividends of approximately $10,000 into 5,051 shares of common stock.

On June 8, 2021, the Company issued 2,679 shares of common stock to the investor for a cashless exercise of 3,750 warrants.

On July 30, 2021, and investor converted 50 shares of Series E Preferred stock with a stated value of $250,000 into 25,000 shares of common stock.

On August 11, 2021, the Company issued 5,000 shares of common stock to a convertible note investor as a commitment fee which was valued at its relative fair value of $56,464.

ADHERA THERAPEUTICS, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

For the Three and Nine Months Ended September 30, 2022

(Unaudited)

On August 18, 2021, the Company issued 5,000 shares of common stock to a convertible note investor as a commitment fee which was valued at its relative fair value of $62,220.

On September 22, 2021, the Company issued 15,008 shares of common stock to an investment banker for commissions due under a banking agreement. The shares were recorded at their relative fair value of approximately $39,290.

On October 4, 2021, the Company issued 12,777 shares of common stock upon the conversion of 20 shares Series E Preferred stock including accrued dividends of $27,770.

On October 4, 2021, the Company issued 2,977 shares of common stock to a convertible note investor as a commitment fee which was valued at its relative fair value of $10,859.

On October 5, 2021, the Company issued 19,271 shares of common stock upon the conversion of 30 shares of Series E Preferred stock including accrued dividends of $42,707.

On October 8, 2021, the Company issued 2,571 shares of common stock upon the conversion of 4 shares of Series E Preferred stock including accrued dividends of $5,707.

On October 8, 2021, the Company issued 2,977 shares of common stock to a convertible note investor as a commitment fee which was valued at its relative fair value of $12,233.

On October 12, 2021, the Company issued 3,216 shares of common stock upon the conversion of 5 shares of Series E Preferred stock including accrued dividends of $7,156.

On October 15, 2021, the Company issued 1,853 shares of common stock upon the conversion of 3 shares of Series F Preferred stock including accrued dividends of $3,521.

On November 4, 2021, the Company issued 7,662 shares of common stock upon a cashless exercise of 250,000 warrants issued with the April 2021 Convertible Note.

On November 23, 2021, the Company issued 9,665 shares of common stock upon the conversion of 15 shares of Series E Preferred stock including accrued dividends of $21,649.

On December 6, 2021, the Company issued 4,805 shares of common stock to an investment banker for commissions due under a banking agreement. The shares were recorded at their relative fair value of approximately $18,745.

During the twelve-month period ending December 31, 2021, the company issued 168,301 million common shares upon the conversion of $98,141 principal and $70,160 of accrued interest on the February 2020 convertible note. The common shares issued upon conversions of the note for the period ended December 31, 2021 were valued at fair value based on the quoted trading prices on the conversion dates aggregating approximately $554,000 resulting in a loss on debt extinguishment of approximately $386,000.

On January 27, 2022, the Company issued 12,721 shares of common stock upon the conversion of $9,500 principal and $422 of interest on the June 2021 convertible note that were valued at fair value based on the quoted trading prices on the conversion dates aggregating approximately $28,000 resulting in a loss on debt extinguishment of $18,000. In addition, derivative fair value of $23,000 relating to the portion of the Note converted was settled resulting in a gain on extinguishment of approximately $23,000. The net gain on extinguishment was approximately $5,000.

On March 15, 2022, the Company issued 2,500 shares of common stock to a convertible note investor as a commitment fee which was valued at its relative fair value of $3,596.

On March 15, 2022, the Company issued 10,000 shares of common stock to an investment banker for commissions due under a banking agreement for issuance of a convertible note. The shares were recorded at their fair value of approximately $14,384.

On May 11, 2022, the Company issued 19,231 shares of common stock to an investment banker for commissions due under a banking agreement for issuance of a convertible note. The shares were recorded at a fair value of approximately $11,820.

On May 17, 2022, the Company effected the conversion of 3,059 shares of Series E Preferred stock and accrued dividends of approximately $5.1 million into 2,035,306 shares of unregistered common stock at a conversion price of $10.00 per share.

On May 17, 2022, the Company effected the conversion of 358 shares of Series F Preferred stock and accrued dividends of approximately $541,000 into 233,127 shares of unregistered common stock at a conversion rate price $10.00 per share in accordance with the conversion provisions in the certificate of designation.

Treasury Stock

On May 12, 2022, the Company repurchased 5,954 shares of common stock issued to the holders of outstanding notes as an original commitment fee on the notes for $2,000. The repurchase was recorded at cost as treasury stock on the accompanying consolidated balance sheet.

ADHERA THERAPEUTICS, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

For the Three and Nine Months Ended September 30, 2022

(Unaudited)

Warrants

As of September 30, 2022, there were 5,192,652 common stock warrants outstanding, with a weighted average exercise price of $0.88 per share, with annual expirations as follows:

	Shares	2023	2024	2025	2026	2027
Series E Preferred Stock	1,520,280	1,520,280	-	-	-	-
Series F Preferred Stock	154,425	154,425	-	-	-	-
Bridge Loan	1,111,112	-	-	-	-	1,111,112
Convertible Notes (CVN)	2,389,394	-	145,056	36,777,552	345,600	-
Other	17,441	13	1,179	3,201	-	-
Total Warrants	5,192,652	1,674,718	3,236,550	1,899,917	345,600	1,111,112

Shares
Warrants as of December 31, 2021	3,731,263
Issued as a result of price adjustments on convertible notes	133,284
Variable quantity of warrants related to the February 2020 note	216,993
Warrants issued with 2022 Bridge Note	1,111,112
Warrants as of September 30, 2022	5,192,652

Warrants outstanding as of September 30, 2022, included 5,127,591 price adjustable warrants.

The intrinsic value of 5,192,652 warrants as of September 30, 2022, was approximately $2.5 million.

As discussed in Note 2 above, the Company has issued convertible notes and warrants with variable conversion provisions. The conversion terms of the convertible notes are variable based on certain factors, such as the future price of the Company’s common stock and various default provisions related to the payment of the notes in Company stock. The number of shares of common stock to be issued under the convertible notes and warrants is based on the future price of the Company’s common stock. The number of shares of common stock potentially issuable upon conversion of the promissory notes are therefore, indeterminate. Due to the fact that the number of shares of common stock potentially issuable exceed the Company’s authorized share limit as of September 30, 2022, the equity environment was tainted and all convertible debentures and warrants were included in the value of the derivative as of that date. Pursuant to ASC 815-15 Embedded Derivatives, the fair values of the convertible notes were recorded as derivative liabilities. On September 30, 2022, the Company evaluated all outstanding warrants and due to reasons discussed above, all warrants outstanding were considered tainted and were therefore, accounted for as derivative liabilities.

Other than the effect on the derivative valuation recognized in operations, there was no accounting effect to the ratchet adjustments of certain warrants to reduce the conversion price to $0.78 in January 2022 since all of the embedded conversion options in the warrants were treated as derivatives.

Note 7 - Stockholders’ Equity

Preferred Stock

Adhera has authorized 100,000 shares of preferred stock for issuance and has designated 1,000 shares as Series B Preferred Stock (“Series B Preferred”) and 90,000 shares as Series A Junior Participating Preferred Stock (“Series A Preferred”). No shares of Series A Preferred or Series B Preferred are outstanding. In March 2014, Adhera designated 1,200 shares as Series C Convertible Preferred Stock (“Series C Preferred”). In August 2015, Adhera designated 220 shares as Series D Convertible Preferred Stock (“Series D Preferred”). In April 2018, Adhera designated 3,500 shares of Series E Convertible Preferred Stock (“Series E Preferred”). In July 2018, Adhera designated 2,200 shares of Series F Convertible Preferred Stock (“Series F Preferred”). In December 2019, Adhera designated 6,000 shares of Series G Convertible Preferred Stock (“Series G Preferred”). The Company plans to file a certificate of elimination with respect to the Series A and Series B stock and a certificate of decrease with respect to each of its Series C, D and F Preferred stock. As of December 31, 2021 the Company has not filed the certificate of elimination. Each subsequent authorization of Preferred Stock has liquidation preference over the previous Series.

Series C Preferred

Each share of Series C Preferred has a stated value of $5,000 per share, has a $5,100 liquidation preference per share, has voting rights of 33.33 votes per Series C Preferred share, and is convertible into shares of common stock at a conversion price of $150.00 per share.

As of December 31, 2021, and December 31, 2020, 100 shares of Series C Preferred stock were outstanding.

Series D Preferred

Each share of Series D Preferred has a stated value of $5,000 per share, has a liquidation preference of $300 per share, has voting rights of 62.5 votes per Series D Preferred share and is convertible into shares of common stock at a conversion price of $80.00 per share. The Series D Preferred has a 5% stated dividend rate when, and if declared by the Board of Directors, is not redeemable and has voting rights on an as-converted basis.

As of December 31, 2021, and December 31, 2020, 40 shares of Series D Preferred were outstanding.

Series E Convertible Preferred Stock and Warrants

The Series E Preferred Stock has a stated value of $5,000 per share and accrues 8% dividends per annum that are payable in cash or stock at the Company’s discretion. The Series E Preferred has voting rights, dividend rights, liquidation preferences, conversion rights at the option of the holder and anti-dilution rights. Series E Preferred stock is convertible into shares of common stock at $10.00. Anti-dilution price protection on Series E Preferred stock expired on February 10, 2020. Warrants issued with Series E Convertible Preferred Stock have anti-dilution price protection, are exercisable for a period of five years, and contain customary exercise limitations.

On March 19, 2021, the exercise price of the Series E warrants was adjusted from $10.00 to $1.00 per share upon the conversion of $25,900 debt for 25,900 shares common stock. The Company recorded approximately $390,000 as a deemed dividend based upon the change in fair value of the Series E Preferred stock warrants using a binomial valuation model. The Company used a risk-free rate of 0.16%, volatility of 262.27%, and expected term of .41 to .43 years in calculating the fair value of the warrants.

As of May 17, 2021, the three-year anniversary of the closing of the Series E Preferred stock offering, all outstanding Series E Preferred stock may be converted by the Company into common stock upon written notification being provided by the Company to stockholders. As of December 31, 2021, the Company has not provided notice of conversion to the holders of the Series E Preferred stock.

On June 8, 2021, an investor converted 8 shares of Series E Preferred and accrued dividends of approximately $10,000 into 5,051 shares of common stock. In addition, the Company issued 2,679 shares of common stock to the investor for a cashless exercise of 3,750 warrants.

On July 30, 2021, an investor converted 50 shares of Series E Preferred stock with a state value of $250,000 into 25,000 shares of common stock.

On October 4, 2021, the Company issued 12,777 shares of common stock upon the conversion of 20 shares Series E Preferred stock including accrued dividends of $27,770.

On October 5, 2021, the Company issued 19,271 shares of common stock upon the conversion of 30 shares of Series E Preferred stock including accrued dividends of $42,707.

On October 8, 2021, the Company issued 2,571 shares of common stock upon the conversion of 4 shares of Series E Preferred stock including accrued dividends of $5,707.

On October 12, 2021, the Company issued 3,216 shares of common stock upon the conversion of 5 shares of Series E Preferred stock including accrued dividends of $7,156.

On November 23, 2021, the Company issued 9,665 shares of common stock upon the conversion of 15 shares of Series E Preferred stock including accrued dividends of $21,649.

As of December 31, 2021, the Company had a total of 1,520,280 warrants issued with Series E Preferred stock outstanding. The warrants expire in 2023 and have an exercise price of $1.00.

The Company had accrued dividends on the Series E Preferred stock of approximately $5.0 and $3.7 million, as of December 31, 2021, and December 31, 2020, respectively.

At December 31, 2021 and December 31, 2020, there were 3,326 and 3,458 Series E shares outstanding, respectively.

Series F Convertible Preferred Shares and Warrants

The Series F Preferred Stock has a stated value of $5,000 per share and accrues 8% dividends per annum that are payable in cash or stock at the Company’s discretion. The Series F Preferred has voting rights, dividend rights, liquidation preferences, conversion rights at the holders option and anti-dilution rights. Series F Preferred stock is convertible into shares of common stock at $10.00 Anti-dilution price protection on Series F Preferred stock expired on February 10, 2020. Warrants issued with Series F Convertible Preferred Stock have anti-dilution price protection, are exercisable for a period of five years, and contain customary exercise limitations.

On October 30, 2019, the Company repurchased 20 shares of Series F Convertible Preferred Stock including accrued and unpaid dividends and warrants to purchase 7,500 shares of common stock for $100,000 from our former CEO pursuant to an amendment to the settlement agreement dated April 4, 2019. The Company also committed to purchase from such officer the remaining Series F Convertible Preferred Stock and related warrants held by such officer for $100,000 by not later than March 1, 2020. As of December 31, 2021, the Company had not repurchased the remaining shares.

On March 19, 2021, the exercise price of the Series F warrants was adjusted from $10.00 to $1.00 upon the conversion of $25,900 of debt for 25,900 shares of common stock. The Company recorded approximately $31,000 as a deemed dividend based upon the change in fair value of the Series F Preferred stock using a binomial valuation model. The Company used a risk-free rate of 0.16%, volatility of 262.27%, and an expected term of .46 to .53 years in calculating the fair value of the warrants.

On October 15, 2021, the Company issued 1,853 shares of common stock upon the conversion of 3 shares of Series F Preferred stock and including total accrued dividends of $3,521.

As of November 9, 2021, three-year anniversary of the closing of the Series F Preferred stock offering, all outstanding Series F Preferred stock and accrued dividends became convertible by the Company into common stock upon written notification being provided by the Company to stockholders. As of December 31, 2021, the Company has not provided notice of conversion to the holders of the Series F Preferred stock.

As of December 31, 2021, the Company had a total of 154,425 Series F Preferred stock warrants outstanding. The warrants expire in 2023.

The Company had accrued dividends on the Series F Preferred stock of approximately $488,000 and $347,000, as of December 31, 2021, and December 31, 2020, respectively.

At December 31, 2021 and December 31, 2020, there were 358 and 361 Series F Preferred shares outstanding, respectively.

Series G Convertible Preferred Shares

The Series G Preferred Stock has a stated value of $5,000 per share and accrues 8% dividends per annum that are payable in cash or stock at the Company’s discretion. The Series G Preferred has voting rights, dividend rights, liquidation preferences, conversion rights and anti-dilution rights. Series G Preferred stock is convertible into shares of common stock at $10.00.

As of December 31, 2021, no Series G Preferred Stock has been issued by the Company.

Common Stock

On December 11, 2020, the Company issued 6,085 shares of our common stock to a holder of Series E Convertible Preferred Stock in connection with the conversion of 10 shares Series E Convertible Preferred Stock plus accrued dividends for a total value of $60,850.

On December 21, 2020, the Company issued 6,074 shares of our common stock to a holder of Series E Convertible Preferred Stock in connection with the conversion of 10 shares Series E Convertible Preferred Stock plus accrued dividends for total value of $60,740.

On June 8, 2021, an investor converted 8 shares of Series E Preferred and accrued dividends of approximately $10,000 into 5,051 shares of common stock.

On June 8, 2021, the Company issued 2,679 shares of common stock to the investor for a cashless exercise of 3,750 warrants.

On July 30, 2021, and investor converted 50 shares of Series E Preferred stock with a stated value of $250,000 into 25,000 shares of common stock.

On August 11, 2021, the Company issued 5,000 shares of common stock to a convertible note investor as a commitment fee which was valued at its relative fair value of $56,464.

ADHERA THERAPEUTICS, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

For the Three and Nine Months Ended September 30, 2022

(Unaudited)

On August 18, 2021, the Company issued 5,000 shares of common stock to a convertible note investor as a commitment fee which was valued at its relative fair value of $62,220.

On September 22, 2021, the Company issued 15,008 shares of common stock to an investment banker for commissions due under a banking agreement. The shares were recorded at their relative fair value of approximately $39,290.

On October 4, 2021, the Company issued 12,777 shares of common stock upon the conversion of 20 shares Series E Preferred stock including accrued dividends of $27,770.

On October 4, 2021, the Company issued 2,977 shares of common stock to a convertible note investor as a commitment fee which was valued at its relative fair value of $10,859.

On October 5, 2021, the Company issued 19,271 shares of common stock upon the conversion of 30 shares of Series E Preferred stock including accrued dividends of $42,707.

On October 8, 2021, the Company issued 2,571 shares of common stock upon the conversion of 4 shares of Series E Preferred stock including accrued dividends of $5,707.

On October 8, 2021, the Company issued 2,977 shares of common stock to a convertible note investor as a commitment fee which was valued at its relative fair value of $12,233.

On October 12, 2021, the Company issued 3,216 shares of common stock upon the conversion of 5 shares of Series E Preferred stock including accrued dividends of $7,156.

On October 15, 2021, the Company issued 1,853 shares of common stock upon the conversion of 3 shares of Series F Preferred stock including accrued dividends of $3,521.

On November 4, 2021, the Company issued 7,662 shares of common stock upon a cashless exercise of 12,500 warrants issued with the April 2021 Convertible Note.

On November 23, 2021, the Company issued 9,665 shares of common stock upon the conversion of 15 shares of Series E Preferred stock including accrued dividends of $21,649.

On December 6, 2021, the Company issued 4,805 shares of common stock to an investment banker for commissions due under a banking agreement. The shares were recorded at their relative fair value of approximately $18,745.

During the twelve-month period ending December 31, 2021, the company issued 168,294 common shares upon the conversion of $98,141 principal and $70,160 of accrued interest on the February 2020 convertible note. The common shares issued upon conversions of the note for the period ended December 31, 2021 were valued at fair value based on the quoted trading prices on the conversion dates aggregating approximately $554,000 resulting in a loss on debt extinguishment of approximately $386,000.

Warrants

As of December 31, 2021, there were 3,731,263 common stock warrants outstanding, with a weighted average exercise price of $1.0 per share, and annual expirations as follows:

Warrant Summary:
	Shares	2023	2024	2025	2026
Issued with Series E Preferred Stock	1,520,280	1,520,280	—	—	—
Issued with Series F Preferred Stock	154,425	154,425	—	—	—
Issued with Convertible Notes	2,039,117	—	123,620	1,645,930	269,567
Other	17,441	504	16,775	162	—
Total Warrants	3,731,263	1,675,209	140,395	1,646,092	269,567

The above includes 3,713,822 price adjustable warrants.

The intrinsic value of 3,731,263 warrants as of December 31, 2021 was $1,492,503.

A total of 17,188 Series D warrants expired during the period ended December 31, 2021. In addition, there were 3,750 Series E warrants and 12,500 warrants issued with convertible notes exercised on a cashless basis for the twelve-month period ended December 31, 2021.

As discussed in Note 2 above, the Company has issued convertible notes and warrants with variable conversion provisions. The conversion terms of the convertible notes are variable based on certain factors, such as the future price of the Company’s common stock and various default provisions related to the payment of the notes in Company stock. The number of shares of common stock to be issued under the convertible notes and warrants is based on the future price of the Company’s common stock. The number of shares of common stock issuable upon conversion of the promissory note is therefore, indeterminate. Due to the fact that the number of shares of common stock issuable exceed the Company’s authorized share limit as of December 31, 2021, the equity environment was tainted and all convertible debentures and warrants were included in the value of the derivative as of that date. Pursuant to ASC 815-15 Embedded Derivatives, the fair values of the warrants were recorded as derivative liabilities. On December 31, 2021, the Company evaluated all outstanding warrants to determine whether these instruments are tainted and, due to reasons discussed above, all warrants outstanding were considered tainted and were therefore, accounted for as derivative liabilities.